Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Utility Inventory	Inventories consist of the following:
	March 31,
	2015	2014
Raw materials	$41,725	$18,283
Finished goods	27,955	11,420
	$69,680	$29,703